Asset Retirement Obligation Disclosure (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligation	$ 4,042	$ 3,848
Environmental rehabilitation provision, oil and gas
Asset retirement obligation	$ 4,042	$ 3,848